Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

20. Income Taxes

The Company is subject to U.S. federal, state, and local income taxes with respect to its allocable share of any taxable income or loss as well as any standalone income or loss flyExclusive, Inc. generates.

LGM was historically and remains a partnership for U.S. Federal income tax purposes with each partner being separately taxed on its share of taxable income or loss. The Company is subject to U.S. Federal income taxes, in addition to state and local income taxes, with respect to its distributive share of any net taxable income or loss and any related tax credits of LGM.

The Company has assessed the realizability of its net deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The Company has recorded a full valuation allowance against its deferred tax assets as of December 31, 2025, which will be maintained until there is sufficient evidence to support the reversal of all or some portion of these allowances.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions in which it operates. Therefore, the Company is subject to tax examination by various taxing authorities. The Company is not currently under examination, and is not aware of any issues under review that could result in significant payments, accruals, or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and local tax authorities to the extent utilized in a future period. As of December 31, 2025, the tax years from 2022 to present generally remain open to examination by relevant taxing jurisdictions to which the Company is subject.

The components of income tax expense for the year ended December 31, 2025 are as follows:

Year Ended December 31,
2025
Current
Federal	$—
State	37
Total income taxes	$37

The following table represents a reconciliation of income tax expense (benefit) at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31,
	2025		2024
	Amount	Tax Rate	Amount	Tax Rate
U.S. Federal statutory tax rate	$(14,098)	21.00%	$(21,314)	21.00%
State & local income taxes, net of federal income tax effect (a)	(1,108)	1.65%	(130)	0.13%
Changes in valuation allowance	(5,565)	8.29%	(443)	0.44%
Nontaxable or nondeductible Items
Unrecognized benefit from LLC flow-thru structure	9,827	-14.64%	21,269	-20.96%
Other nondeductible Items	8,148	-12.14%	(870)	0.86%
Other adjustments	2,833	-4.22%	1,528	-1.51%
Effective Tax Rate	$37	-0.06%	$41	-0.04%

(a) State taxes in Texas made up the majority (greater than 50 percent) of the tax effect in this category for the year ended December 31, 2024. State taxes in New York and Massachusetts made up the majority of the tax effect in this category for the year ended December 31, 2025.

The effective tax rate was (0.06%) for the year ended December 31, 2025 and (0.04%) for the year ended December 31, 2024. Our effective tax rate differs from the federal statutory rate of 21% primarily due to the unrecognized benefit from the LLC flow thru structure as a result of the noncontrolling interest.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The principal components of our net deferred tax assets were as follows:

	December 31,
	2025	2024
Deferred tax assets
Net operating loss carryforward	$4,238	$2,631
Interest expense	1,912	987
Start-up cost	-	638
Outside basis difference on investment in LGM Enterprises, LLC (a)	(579)	9,660
Warrant liability	811	443
Other, net	1,127	(139)
Total deferred tax assets	7,509	14,220
Valuation allowance	(7,509)	(14,220)
Net deferred tax assets	$—	$—

(a) The Company's deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.

We evaluate the realizability of our deferred tax assets on a quarterly basis and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets might not be realized. In making this determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary difference, projected future taxable income and tax planning strategies. As of December 31, 2025, we concluded based on the weight of all available positive and negative evidence, that it is more likely than not that none of our deferred tax assets will be realized. Accordingly a valuation allowance of $7,509 has been established as of December 31, 2025. The full valuation allowance will remain until there is sufficient evidence to support the reversal of all or some portion of these allowances.

As of December 31, 2025, the Company had U.S federal net operating loss ("NOL") carryforwards totaling $19,294 which have no expiration dates as well as state NOL carryforwards totaling $4,618 which are generally unlimited with several exceptions with expiration dates extending through 2044.